Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 7,211,429	$ 2,590,931	$ 2,433,720
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense	558,327	233,493	187,662
Deferred income taxes	(118,199)	(312,997)	(82,162)
Bad debt expense	280,228	229,707	76,459
Amortization of debt issuance costs	103,772
Loss on disposal of property, plant and equipment	13,256
Gain on disposal of subsidiary			(789)
Changes in assets and liabilities:
Accounts receivable, net	(5,327,278)	(5,076,425)	2,148,124
Accounts receivable - related parties, net	(1,427,078)	2,821,621	87,683
Notes receivable	(7,276)	70,000	(56,139)
Inventories	(5,762,750)	(4,923,400)	(2,743,853)
Deferred cost of revenue	383,382	(657,875)
Deferred cost of revenue - related party	1,765,856	(1,795,222)
Advances to suppliers and other current assets, net	(2,108,928)	(412,955)	(2,289,933)
Due from related parties		703	75,469
Retentions receivable, non-current	(358,505)
Deposit - related party	(10,583)
Other non-current assets		4,719	22,857
Accounts payable and bank acceptance notes to vendors	996,619	2,577,192	1,079,258
Accounts payable - related parties	3,269,238	248,695	(2,140,504)
Deferred income		(26,639)	(30,102)
Advances from customers	2,420,363	(220,483)	425,736
Advances from customers - related parties	(125,099)	719,550
Due to related parties		5,102	(28,257)
Income tax payables	267,988	144,944	(181,386)
Accrued expenses and other payables	(4,481,539)	589,638	352,502
Net cash used in operating activities	(2,456,777)	(3,189,701)	(663,655)
Cash flows from investing activities
Purchase of land use right			(2,261,745)
Purchase of property, plant and equipment	(5,511,732)	(1,482,360)	(66,641)
Proceeds from disposal of property, plant and equipment	22,072
Advances to related parties			(239,467)
Advances to third parties		(1,236,490)	(301,019)
Repayments from third parties		1,236,490	338,646
Repayments from related parties		2,960	473,320
Cash received in connection with disposal of subsidiary			(1,209)
Deposit on acquisition of subsidiary	(200,000)
Net cash used in investing activities	(5,689,660)	(1,479,400)	(2,058,115)
Cash flows from financing activities
Proceeds from issuances of common shares		7,111,325	5,323,026
Capital contribution from shareholders			198,917
Capital distribution in connection with acquisition of a subsidiary			(4,418,425)
Borrowings from related parties			2,558,661
Repayment to related parties	(9,703)	(739,973)	(1,982,733)
Deposit on loan agreement	(473,698)
Proceeds from loans due within one year	11,493,557	8,805,683	11,613,289
Repayment of loans due within one year	(11,952,224)	(3,283,830)	(8,142,563)
Proceeds from long-term loans	8,631,493
Payment of debt issuance costs	(284,219)
Repayment of long-term loans	(730,595)
Net cash provided by financing activities	6,674,611	11,893,205	5,150,172
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(404,956)	222,973	(235,260)
Net change in cash, cash equivalents and restricted cash	(1,876,782)	7,447,077	2,193,142
Cash, cash equivalents and restricted cash, beginning of the year	10,371,765	2,924,688	731,546
Cash, cash equivalents and restricted cash, end of the year	8,494,983	10,371,765	2,924,688
Supplemental cash flow information
Cash paid for interest	689,867	244,753	307,797
Cash paid for income taxes	1,507,489	656,602	812,637
Non-cash investing and financing activities:
Stock issued for debt conversion			3,847,000
Properties acquired with loans	52,161	206,000
Liabilities assumed in connection with purchase of property, plant and equipment	2,636,770	7,445,478
Operating expenses paid by related parties	9,703
Property, plant and equipment transferred from inventories	$ 1,566,314